Associated companies - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Undistributed earnings of investments	$ 56	$ 63
Maximum | Combined Investments
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%